Variable Interest Entity (Details) - CAD CAD in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents		CAD 327	CAD 269	CAD 242
Accounts receivable and other current assets		1,131	1,127
Property, plant and equipment		29,668	29,337
Intangible assets		1,081	1,011
Total assets		47,822	47,904
Liabilities [Abstract]
Accounts payable and other current liabilities		(2,053)	(1,970)
Other liabilities		(1,210)	(1,279)
Total liabilities		(31,073)	(31,454)
Net earnings
Revenue		8,301	6,838
Expenses
Operating expenses		2,261	2,031
Depreciation and amortization		1,179	983
Finance charges		914	678
Net earnings		1,125	713
Capital expenditures		3,024	2,061
Dividends paid to non-controlling interests		CAD 109	53
Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)		51.00%
Noncontrolling ownership (percent)		49.00%
Variable Interest Entity | Waneta Partnership
Variable Interest Entity [Line Items]
Controlling ownership interest (percent)		51.00%
Noncontrolling ownership (percent)		49.00%
General partner ownership (percent)		0.01%
Long-term contract for electric power, term	40 years
ASSETS
Cash and cash equivalents		CAD 16	15
Accounts receivable and other current assets		14	14
Property, plant and equipment		688	696
Intangible assets		30	30
Total assets		748	755
Liabilities [Abstract]
Accounts payable and other current liabilities		(28)	(3)
Other liabilities		(63)	(79)
Total liabilities		(91)	(82)
Net assets before partners' equity		657	673
Net earnings
Revenue		93	91
Expenses
Operating expenses		17	17
Depreciation and amortization		18	18
Finance charges		4	3
Total operating expenses		39	38
Net earnings		54	53
Capital expenditures		5	18
Dividends paid to non-controlling interests		CAD 34	CAD 31